Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited)
Revenue from mining operations	$ 0	$ 4,840,000	$ 29,000	$ 11,956,000
Cost of sales	1,017,000	4,053,000	1,726,000	10,326,000
Mine operating income (loss)	(1,017,000)	787,000	(1,697,000)	1,630,000
Operating expenses
General and administrative expenses	977,000	562,000	1,911,000	1,370,000
Share-based payments	498,000	202,000	1,114,000	370,000
Income (loss) before other items	(2,492,000)	23,000	(4,722,000)	(110,000)
Other items
Interest and other income	107,000	51,000	129,000	224,000
Gain (loss) on long-term investments	169,000	1,343,000	101,000	1,050,000
Fair value adjustment on warrant liability	256,000	(2,068,000)	1,044,000	(1,149,000)
Realized loss on warrants exercised	(106,000)	0	(1,111,000)	0
Foreign exchange loss	(1,186,000)	(485,000)	(903,000)	(1,255,000)
Finance cost	(17,000)	(47,000)	(38,000)	(134,000)
Accretion of reclamation provision	(12,000)	(22,000)	(23,000)	(49,000)
Interest expense	0	(8,000)	(2,000)	(18,000)
Loss from continuing operations before income taxes	(3,281,000)	(1,213,000)	(5,525,000)	(1,441,000)
Income taxes:
Current income tax expense	0	(11,000)	(12,000)	(62,000)
Deferred income tax recovery	627,000	113,000	1,065,000	160,000
Income tax recovery (expense)	627,000	102,000	1,053,000	98,000
Net loss from continuing operations	(2,654,000)	(1,111,000)	(4,472,000)	(1,343,000)
Loss from discontinued operations and on disposal	0	(165,000)	0	(165,000)
Net loss	(2,654,000)	(1,276,000)	(4,472,000)	(1,508,000)
Items that may be reclassified subsequently to income or loss:
Currency translation differences	1,013,000	351,000	1,107,000	(547,000)
Total comprehensive income (loss)	$ (1,641,000)	$ (925,000)	$ (3,365,000)	$ (2,055,000)
Loss per share from continuing operations abstract
Basic	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)
Diluted	(0.03)	(0.01)	(0.05)	(0.02)
Loss per share
Basic	(0.03)	(0.02)	(0.05)	(0.02)
Diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding
Basic	100,512,906	78,612,828	98,382,464	77,943,897
Diluted	100,512,906	78,612,828	98,382,464	77,943,897